Investments in subsidiaries - Subsidiaries with significant non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	$ 1,020	$ 1,026	$ 690
Accumulated non-controlling interests of the subsidiary	7,300	7,281
Summarised financial information:
– total assets	3,017,048	3,038,677	2,949,286
– total liabilities	2,824,775	2,846,067
– profit for the year	24,999	24,559	16,249
– total comprehensive income for the year	$ 26,939	$ 29,542	$ (993)
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests and voting rights held by non-controlling interests (%)	36.88%	37.86%
Profit attributable to non-controlling interests	$ 905	$ 889
Accumulated non-controlling interests of the subsidiary	6,879	6,877
Dividends paid to non-controlling interests	620	490
Summarised financial information:
– total assets	229,069	214,321
– total liabilities	208,908	194,621
– net operating income before changes in expected credit losses and other credit impairment charges	5,249	5,210
– profit for the year	2,434	2,356
– total comprehensive income for the year	$ 2,482	$ 2,723
Additional proportion of ownership interests and voting rights held by non-controlling interest	0.06%	0.09%